PROPERTY, PLANT AND EQUIPMENT (Tables)	3 Months Ended
Mar. 31, 2025
Property, plant and equipment [abstract]
Summary of Changes in Property, Plant, and Equipment
The changes in Property, Plant and Equipment are detailed below:

Item	Value at the beginning of the fiscal year	Estimated useful life, in years			Additions	Disposals	Transfers	Depreciation					Net Book Value as of
								Accumulated	Transfers	Derecognition	For the fiscal year	At closing	03.31.25	12.31.24
Measurement at Cost
Real Property	851,857,148	50			2,217,458	(4,327,930)	(2,732,216)	(126,605,771)	251,881	4,315,140	(7,167,063)	(129,205,813)	717,808,647	725,251,377
Furniture and Facilities	220,912,395	10			2,585,818	(934,564)	198,019	(143,208,298)	—	606,256	(4,200,447)	(146,802,489)	75,959,179	77,704,097
Machines and Equipment	577,395,353	3	and	5	48,746,199	(2,010,421)	(481,510)	(417,097,303)	—	989,763	(17,572,984)	(433,680,524)	189,969,097	160,298,050
Vehicles	9,391,214	5			108,978	(766,584)	—	(4,600,457)	—	1,761	(403,880)	(5,002,576)	3,731,032	4,790,757
Right of Use of Real Property (**)	159,413,650	(*)			5,332,592	(1,484,655)	—	(98,222,262)	—	603,307	(5,368,532)	(102,987,487)	60,274,100	61,191,388
Sundry	61,316,150	5	and	10	7,313	(4,660,183)	—	(46,913,402)	—	3,068,409	(947,145)	(44,792,138)	11,871,142	14,402,748
Work in Progress	37,189,719	0			3,675,853	(3,107)	(884,611)	—	—	—	—	—	39,977,854	37,189,719
Total	1,917,475,629				62,674,211	(14,187,444)	(3,900,318)	(836,647,493)	251,881	9,584,636	(35,660,051)	(862,471,027)	1,099,591,051	1,080,828,136
(*) The useful lifetime of the right of use of real property is individually defined, based on each lease agreement.
(**) The addition of contracts for rights of use of real property generates a liability for leases payable. See Note 15.
Summary of Changes in Investment Properties
The changes in investment properties are detailed below:

Item	Value at the beginning of the fiscal year	Estimated useful life, in years	Additions	Derecognition	Transfers	Depreciation					Net Book Value as of
						Accumulated	Transfers	Derecognition	For the fiscal year	At closing	03.31.25	12.31.24
Measurement at Cost
Real Property	14,968,310	50	—	(570,131)	53,074	(2,386,591)	(4,820)	138	(68,315)	(2,459,588)	11,991,665	12,581,719
Total	14,968,310		—	(570,131)	53,074	(2,386,591)	(4,820)	138	(68,315)	(2,459,588)	11,991,665	12,581,719